June 4, 2020

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Tax Exempt Cash Management Funds
- Dreyfus AMT-Free Tax Exempt Cash Management (the “Fund”)
 1933 Act File No.: 2-89275
 1940 Act File No.: 811-03954
 CIK No.: 0000740123

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statement of Additional Information for the above-referenced Fund that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 71 to the Registration Statement, electronically filed with the Securities and Exchange Commission on May 28, 2020.

Please address any comments or questions to my attention at (212) 922-4219.

Sincerely,

/s/ Teresa X. Vu
Teresa X. Vu
Analyst/Paralegal